Business combination - Schedule of acquisition of Deyu and Jiuyi (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Oct. 30, 2020
Business combination
Net assets acquired		¥ 16,408
Deyu and Jiuyi
Business combination
Net assets acquired	¥ 58,578